Other Liabilities, Provisions, Contingencies and Commitments - Other Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 2,232	$ 2,797
Derivative financial instruments [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities	1,262	1,769
Security deposits [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 970	$ 1,028